Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Segment and Geographic Information [Abstract]
Net revenue	¥ 367,044	¥ 382,551	¥ 825,488	¥ 717,466
Unrealized gain (loss) on investments in equity securities held for operating purposes	1,954	829	4,257	(2,085)
Consolidated net revenue	368,998	383,380	829,745	715,381
Non-interest expenses	285,371	254,894	564,307	512,089
Unrealized gain on investments in equity securities held for operating purposes	0		0
Consolidated non-interest expenses	285,371	254,894	564,307	512,089
Income before income taxes	81,673	127,657	261,181	205,377
Unrealized gain (loss) on investments in equity securities held for operating purposes	1,954	829	4,257	(2,085)
Consolidated income before income taxes	¥ 83,627	¥ 128,486	¥ 265,438	¥ 203,292